Income and Expenses Items - Summary of Employee Benefits Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Operating Income Expense [Line Items]
Total employee benefits expenses	$ 29,293	$ 30,137	$ 30,793
Included in cost of sales [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	13,065	14,429	13,674
Labor and health insurance costs	71	126	162
Pension costs	736	994	890
Other employment benefits	702	816	892
Included in selling expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	3,557	3,495	3,685
Labor and health insurance costs	7	12	14
Pension costs	300	330	324
Other employment benefits	14	50	68
Included in general and administrative expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	8,861	8,117	8,818
Labor and health insurance costs	89	85	224
Pension costs	640	757	671
Director fees	1,065	640	1,046
Other employment benefits	$ 186	$ 286	$ 325